Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	304,288
Proposed Maximum Offering Price per Unit | $ / shares	84.00
Maximum Aggregate Offering Price	$ 25,560,192
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,529.87
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 to which this exhibit relates also covers any additional shares of the registrant’s Class A Common Stock that may become issuable under the MSC Industrial Direct Co., Inc. Amended and Restated Associate Stock Purchase Plan by reason of any stock split, stock dividend or other similar transaction. (b) The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the average of the high and low prices of the Class A Common Stock on January 14, 2026, as reported on the New York Stock Exchange.